Income Taxes - Income Tax Expenses (Recoveries) Recognized in the Consolidated Statements of Income (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Current tax
Current year	$ 655	$ 568
Global Minimum Taxes	231	0
Adjustments related to prior years	15	(193)
Total current tax	901	375
Deferred tax
Origination and reversal of temporary differences	424	489
Adjustments related to prior years	(113)	(19)
Total deferred tax	311	470
Income tax expenses (recoveries)	$ 1,212	$ 845